Commitments and Contingencies, Textuals (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Environmental accrual	$ 21.7
Expenditures to be charged to environmental accruals, 2012	1.0
Expenditures to be charged to environmental accruals, 2013	3.6
Expenditures to be charged to environmental accruals, 2014	1.8
Expenditures to be charged to environmental accruals, 2015	0.8
Expenditures to be charged to environmental accruals, 2016	0.6
Expenditures to be charged to environmental accruals, thereafter	13.9
Potential increase in environmental costs	$ 18.7
Expected period related to remediation expenditures for environmental contingencies	30 years
Expected period related to excess environmental costs over current accruals	30 years
Time period within which Companys recorded estimate of its obligation may change	12 months